Provisions	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Provisions [Abstract]
Provisions

2.6 Provisions

Accounting policy

a.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that is reasonably estimable, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

b

.	Post sales client support

The Group provides its clients with a fixed-period post-sales support on all its fixed-price, fixed-timeframe contracts. Costs associated with such support services are accrued at the time related revenues are recorded and included in cost of sales. The group estimates such costs based on historical experience and estimates are reviewed on a periodic basis for any material changes in assumptions and likelihood of occurrence.

c.	Onerous contracts

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established the Group recognizes any impairment loss on the assets associated with that contract.

Provisions comprise the following:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Provision for post sales client support and other provisions	83	75
	83	75

Provision for post sales client support and other provisions represents costs associated with providing sales support services which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 6 months to 1 year. The movement in the provision for post sales client support and other provisions is as follows:

(Dollars in millions)
Year ended March 31,
2019
Balance at the beginning	75
Translation differences	—
Provision recognized / (reversed)	24
Provision utilized	(16)
Balance at the end	83

Provision for post sales client support and other provisions is included in cost of sales in the consolidated statement of comprehensive income.

As of March 31, 2019 and March 31, 2018, claims against the Group, not acknowledged as debts, net of amounts paid (excluding demands from income tax authorities- Refer to Note 2.17) amounted to $33 million (₹230 crore) and $40 million (₹260 crore), respectively.